Award Timing Disclosure	12 Months Ended
Feb. 01, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We have never granted, and have no plans to grant, option awards in anticipation of the release of material nonpublic information, and it is our policy and practice to not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, our Compensation Committee has historically granted such awards on a predetermined annual schedule. We also periodically grant off-cycle
equity awards in connection with specific circumstances such as new hires.
During the fiscal year ended February 1, 2026, none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form
10-Q,
Form
10-K,
or Form
8-K
that disclosed material nonpublic information and ending one business day after the filing or furnishing of such reports, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false